FINANCIAL STATEMENTS
Transamerica Life Insurance Company
Separate Account VA-8
Years Ended December 31, 2025 and 2024

Transamerica Life Insurance Company
Separate Account VA-8
Financial Statements
Years Ended December 31, 2025 and 2024

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Transamerica Life Insurance Company and
Contract Owners of Separate Account VA-8
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise Separate Account VA-8 (the Separate Account), as of December 31, 2025, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Subaccounts
AB Large Cap Growth Class B Shares (1)	Janus Henderson - Balanced Service Shares (1)
AB Relative Value Class B Shares (1)	Janus Henderson - Global Research Service Shares (1)
Alger Growth & Income Class I-2 Shares (1)	MFS® Growth Initial Class (1)
BNY Mellon MidCap Stock Initial Shares (1)	MFS® Investors Trust Initial Class (1)
BNY Mellon Small Cap Initial Shares (1)	MFS® Research Initial Class (1)
BNY Mellon Sustainable U.S. Equity Initial Shares (1)	MS VIF Emerging Markets Equity Class I Shares (1)
BNY Mellon VIF Appreciation Initial Shares (1)	MS VIF Global Strategist Class I Shares (1)
Fidelity® VIP Contrafund® Service Class 2 (1)	TA Aegon Bond Initial Class (1)
Fidelity® VIP Equity-Income Service Class 2 (1)	TA Aegon Sustainable Equity Income Initial Class (1)
Fidelity® VIP Index 500 Service Class 2 (1)	TA BlackRock Government Money Market Initial Class (1)
Franklin Small Cap Value Class 2 Shares (1)	TA Janus Mid-Cap Growth Initial Class (1)
Franklin Small-Mid Cap Growth Class 2 Shares (1)	TA JPMorgan Tactical Allocation Initial Class (1)
Invesco V.I. High Yield Series I Shares (1)	TA WMC US Growth Initial Class (1)
(1) Statements of operations and changes in net assets for the years ended December 31, 2025 and 2024

Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of the Separate Account since 2024.

Chicago, IL
April 24, 2026

Transamerica Life Insurance Company
Separate Account VA-8
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Large Cap Growth Class B Shares	4,091.171	$266,958	$333,349	$-	$333,349	9,324	$34.826812	$38.057947
AB Relative Value Class B Shares	26,150.512	727,690	806,743	(1)	806,742	22,250	34.637119	37.850574
Alger Growth & Income Class I-2 Shares	22,290.674	592,790	782,848	(1)	782,847	22,521	33.667212	36.790462
BNY Mellon MidCap Stock Initial Shares	22,833.109	418,794	464,425	1	464,426	11,491	38.854743	42.346462
BNY Mellon Small Cap Initial Shares	15,829.540	678,649	759,818	(153)	759,665	36,647	20.152222	22.022154
BNY Mellon Sustainable U.S. Equity Initial Shares	387.509	15,652	22,669	(3)	22,666	596	36.084224	39.326716
BNY Mellon VIF Appreciation Initial Shares	8,498.860	293,773	286,157	(52)	286,105	7,894	35.499639	38.792757
Fidelity® VIP Contrafund® Service Class 2	7,487.198	338,579	425,722	-	425,722	5,312	76.328565	82.920627
Fidelity® VIP Equity-Income Service Class 2	2,766.445	62,099	77,820	1	77,821	1,985	36.655874	39.822019
Fidelity® VIP Index 500 Service Class 2	701.395	237,609	456,054	-	456,054	7,818	56.019251	60.857098
Franklin Small Cap Value Class 2 Shares	19,230.691	254,834	266,730	(1)	266,729	6,258	40.440986	43.934247
Franklin Small-Mid Cap Growth Class 2 Shares	20,998.759	305,129	300,492	1	300,493	8,946	32.534192	35.458496
Invesco V.I. High Yield Series I Shares	125,644.816	611,464	595,556	(1)	595,555	31,612	18.462308	20.175021
Janus Henderson - Balanced Service Shares	12,883.612	546,235	766,317	(173)	766,144	21,027	35.002671	38.249756
Janus Henderson - Global Research Service Shares	9,380.405	469,420	716,851	(90)	716,761	35,951	19.294779	21.085303
MFS® Growth Initial Class	4,600.189	283,998	312,123	(1)	312,122	8,458	33.991313	37.145674
MFS® Investors Trust Initial Class	1,716.682	44,264	44,908	-	44,908	1,247	35.514957	38.809618
MFS® Research Initial Class	985.201	28,768	30,039	(360)	29,679	864	31.900715	34.860677
MS VIF Emerging Markets Equity Class I Shares	7,817.980	111,165	137,362	(2)	137,360	5,405	23.854720	26.068242
MS VIF Global Strategist Class I Shares	9,437.823	88,458	98,531	(44)	98,487	5,689	15.841930	17.311717
TA Aegon Bond Initial Class	27,561.783	299,901	261,837	(13)	261,824	19,005	13.450041	14.560708
TA Aegon Sustainable Equity Income Initial Class	15,629.240	285,921	354,159	(1)	354,158	13,684	24.616204	26.742518
TA BlackRock Government Money Market Initial Class	619,204.242	619,204	619,204	1	619,205	62,998	9.829028	9.829028
TA Janus Mid-Cap Growth Initial Class	3,520.388	114,147	111,139	(4)	111,135	3,499	30.034717	32.734135
TA JPMorgan Tactical Allocation Initial Class	9,050.113	120,464	119,009	(35)	118,974	7,105	16.319850	17.729519
TA WMC US Growth Initial Class	99,056.464	3,635,193	4,146,504	-	4,146,504	88,612	44.930297	49.098896

See accompanying notes

Transamerica Life Insurance Company
Separate Account VA-8
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
AB Large Cap Growth Class B Shares	$333,349	$-	$333,349
AB Relative Value Class B Shares	806,742	-	806,742
Alger Growth & Income Class I-2 Shares	782,847	-	782,847
BNY Mellon MidCap Stock Initial Shares	464,426	-	464,426
BNY Mellon Small Cap Initial Shares	759,665	-	759,665
BNY Mellon Sustainable U.S. Equity Initial Shares	22,666	-	22,666
BNY Mellon VIF Appreciation Initial Shares	286,105	-	286,105
Fidelity® VIP Contrafund® Service Class 2	425,722	-	425,722
Fidelity® VIP Equity-Income Service Class 2	77,821	-	77,821
Fidelity® VIP Index 500 Service Class 2	456,054	-	456,054
Franklin Small Cap Value Class 2 Shares	266,729	-	266,729
Franklin Small-Mid Cap Growth Class 2 Shares	300,493	-	300,493
Invesco V.I. High Yield Series I Shares	595,555	-	595,555
Janus Henderson - Balanced Service Shares	766,144	-	766,144
Janus Henderson - Global Research Service Shares	716,761	-	716,761
MFS® Growth Initial Class	312,122	-	312,122
MFS® Investors Trust Initial Class	44,908	-	44,908
MFS® Research Initial Class	29,679	-	29,679
MS VIF Emerging Markets Equity Class I Shares	137,360	-	137,360
MS VIF Global Strategist Class I Shares	98,487	-	98,487
TA Aegon Bond Initial Class	261,824	-	261,824
TA Aegon Sustainable Equity Income Initial Class	354,158	-	354,158
TA BlackRock Government Money Market Initial Class	619,205	-	619,205
TA Janus Mid-Cap Growth Initial Class	111,135	-	111,135
TA JPMorgan Tactical Allocation Initial Class	118,974	-	118,974
TA WMC US Growth Initial Class	4,146,504	-	4,146,504

See accompanying notes

Transamerica Life Insurance Company
Separate Account VA-8
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	AB Large Cap Growth Class B Shares	AB Relative Value Class B Shares	Alger Growth & Income Class I-2 Shares	BNY Mellon MidCap Stock Initial Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 637,019	$ 975,086	$ 861,959	$ 439,481

Investment Income:
Reinvested Dividends	-	11,226	5,292	3,899
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,718	17,716	17,861	9,078
Net Investment Income (Loss)	(12,718)	(6,490)	(12,569)	(5,179)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	28,132	31,587	3,024	6,668
Realized Gain (Loss) on Investments	82,716	7,036	46,607	(395)
Net Realized Capital Gains (Losses) on Investments	110,848	38,623	49,631	6,273
Net Change in Unrealized Appreciation (Depreciation)	30,403	64,149	126,350	44,171
Net Gain (Loss) on Investment	141,251	102,772	175,981	50,444

Net Increase (Decrease) in Net Assets Resulting from Operations	128,533	96,282	163,412	45,265

Increase (Decrease) in Net Assets from Contract Transactions	(220,528)	(242,844)	(130,500)	(14,048)

Total Increase (Decrease) in Net Assets	(91,995)	(146,562)	32,912	31,217

Net Assets as of December 31, 2024:	$ 545,024	$ 828,524	$ 894,871	$ 470,698

Investment Income:
Reinvested Dividends	-	7,047	13,328	3,243
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,973	15,517	16,671	8,930
Net Investment Income (Loss)	(7,973)	(8,470)	(3,343)	(5,687)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	34,220	65,806	89,278	42,163
Realized Gain (Loss) on Investments	77,952	4,164	120,035	(2,778)
Net Realized Capital Gains (Losses) on Investments	112,172	69,970	209,313	39,385
Net Change in Unrealized Appreciation (Depreciation)	(69,721)	(50)	(61,460)	(1,062)
Net Gain (Loss) on Investment	42,451	69,920	147,853	38,323

Net Increase (Decrease) in Net Assets Resulting from Operations	34,478	61,450	144,510	32,636

Increase (Decrease) in Net Assets from Contract Transactions	(246,153)	(83,232)	(256,534)	(38,908)

Total Increase (Decrease) in Net Assets	(211,675)	(21,782)	(112,024)	(6,272)

Net Assets as of December 31, 2025:	$ 333,349	$ 806,742	$ 782,847	$ 464,426
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA-8
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	BNY Mellon Small Cap Initial Shares	BNY Mellon Sustainable U.S. Equity Initial Shares	BNY Mellon VIF Appreciation Initial Shares	Fidelity® VIP Contrafund® Service Class 2
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 959,384	$ 16,582	$ 333,147	$ 385,068

Investment Income:
Reinvested Dividends	6,103	99	1,462	135
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,597	358	6,933	7,824
Net Investment Income (Loss)	(11,494)	(259)	(5,471)	(7,689)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	118	24,976	49,073
Realized Gain (Loss) on Investments	(20,872)	269	(343)	18,203
Net Realized Capital Gains (Losses) on Investments	(20,872)	387	24,633	67,276
Net Change in Unrealized Appreciation (Depreciation)	53,060	3,575	15,289	46,382
Net Gain (Loss) on Investment	32,188	3,962	39,922	113,658

Net Increase (Decrease) in Net Assets Resulting from Operations	20,694	3,703	34,451	105,969

Increase (Decrease) in Net Assets from Contract Transactions	(163,693)	(304)	(22,234)	(69,434)

Total Increase (Decrease) in Net Assets	(142,999)	3,399	12,217	36,535

Net Assets as of December 31, 2024:	$ 816,385	$ 19,981	$ 345,364	$ 421,603

Investment Income:
Reinvested Dividends	5,429	52	1,211	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,350	392	6,437	8,258
Net Investment Income (Loss)	(9,921)	(340)	(5,226)	(8,258)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,672	52,081	68,135
Realized Gain (Loss) on Investments	6,894	210	(8,527)	28,796
Net Realized Capital Gains (Losses) on Investments	6,894	1,882	43,554	96,931
Net Change in Unrealized Appreciation (Depreciation)	63,173	1,222	(13,591)	(11,276)
Net Gain (Loss) on Investment	70,067	3,104	29,963	85,655

Net Increase (Decrease) in Net Assets Resulting from Operations	60,146	2,764	24,737	77,397

Increase (Decrease) in Net Assets from Contract Transactions	(116,866)	(79)	(83,996)	(73,278)

Total Increase (Decrease) in Net Assets	(56,720)	2,685	(59,259)	4,119

Net Assets as of December 31, 2025:	$ 759,665	$ 22,666	$ 286,105	$ 425,722
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA-8
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Index 500 Service Class 2	Franklin Small Cap Value Class 2 Shares	Franklin Small-Mid Cap Growth Class 2 Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 62,410	$ 418,759	$ 296,116	$ 261,478

Investment Income:
Reinvested Dividends	1,116	4,928	2,861	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,250	8,976	5,953	5,456
Net Investment Income (Loss)	(134)	(4,048)	(3,092)	(5,456)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,175	288	7,071	-
Realized Gain (Loss) on Investments	193	19,325	268	(2,926)
Net Realized Capital Gains (Losses) on Investments	4,368	19,613	7,339	(2,926)
Net Change in Unrealized Appreciation (Depreciation)	3,890	76,453	24,366	34,346
Net Gain (Loss) on Investment	8,258	96,066	31,705	31,420

Net Increase (Decrease) in Net Assets Resulting from Operations	8,124	92,018	28,613	25,964

Increase (Decrease) in Net Assets from Contract Transactions	(473)	(19,515)	(4,875)	1,089

Total Increase (Decrease) in Net Assets	7,651	72,503	23,738	27,053

Net Assets as of December 31, 2024:	$ 70,061	$ 491,262	$ 319,854	$ 288,531

Investment Income:
Reinvested Dividends	1,214	4,113	3,148	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,336	8,946	5,449	5,782
Net Investment Income (Loss)	(122)	(4,833)	(2,301)	(5,782)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,286	2,555	24,554	16,585
Realized Gain (Loss) on Investments	1,085	77,168	259	(2,470)
Net Realized Capital Gains (Losses) on Investments	5,371	79,723	24,813	14,115
Net Change in Unrealized Appreciation (Depreciation)	6,204	(11,819)	(10,763)	(6,145)
Net Gain (Loss) on Investment	11,575	67,904	14,050	7,970

Net Increase (Decrease) in Net Assets Resulting from Operations	11,453	63,071	11,749	2,188

Increase (Decrease) in Net Assets from Contract Transactions	(3,693)	(98,279)	(64,874)	9,774

Total Increase (Decrease) in Net Assets	7,760	(35,208)	(53,125)	11,962

Net Assets as of December 31, 2025:	$ 77,821	$ 456,054	$ 266,729	$ 300,493
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA-8
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Invesco V.I. High Yield Series I Shares	Janus Henderson - Balanced Service Shares	Janus Henderson - Global Research Service Shares	MFS® Growth Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 1,025,366	$ 990,644	$ 732,575	$ 328,526

Investment Income:
Reinvested Dividends	53,909	14,746	4,635	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	18,729	16,660	15,727	5,391
Net Investment Income (Loss)	35,180	(1,914)	(11,092)	(5,391)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	26,666	21,887
Realized Gain (Loss) on Investments	6,885	91,316	98,371	42,707
Net Realized Capital Gains (Losses) on Investments	6,885	91,316	125,037	64,594
Net Change in Unrealized Appreciation (Depreciation)	150	15,984	33,441	16,574
Net Gain (Loss) on Investment	7,035	107,300	158,478	81,168

Net Increase (Decrease) in Net Assets Resulting from Operations	42,215	105,386	147,386	75,777

Increase (Decrease) in Net Assets from Contract Transactions	(106,175)	(250,621)	(158,545)	(94,879)

Total Increase (Decrease) in Net Assets	(63,960)	(145,235)	(11,159)	(19,102)

Net Assets as of December 31, 2024:	$ 961,406	$ 845,409	$ 721,416	$ 309,424

Investment Income:
Reinvested Dividends	41,106	14,273	3,953	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,340	16,021	13,752	5,473
Net Investment Income (Loss)	27,766	(1,748)	(9,799)	(5,473)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	26,076	59,145	56,075
Realized Gain (Loss) on Investments	4,501	87,902	69,996	13,733
Net Realized Capital Gains (Losses) on Investments	4,501	113,978	129,141	69,808
Net Change in Unrealized Appreciation (Depreciation)	(1,496)	(11,424)	(4,827)	(33,755)
Net Gain (Loss) on Investment	3,005	102,554	124,314	36,053

Net Increase (Decrease) in Net Assets Resulting from Operations	30,771	100,806	114,515	30,580

Increase (Decrease) in Net Assets from Contract Transactions	(396,622)	(180,071)	(119,170)	(27,882)

Total Increase (Decrease) in Net Assets	(365,851)	(79,265)	(4,655)	2,698

Net Assets as of December 31, 2025:	$ 595,555	$ 766,144	$ 716,761	$ 312,122
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA-8
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	MFS® Investors Trust Initial Class	MFS® Research Initial Class	MS VIF Emerging Markets Equity Class I Shares	MS VIF Global Strategist Class I Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 132,183	$ 150,091	$ 114,255	$ 80,614

Investment Income:
Reinvested Dividends	681	607	1,509	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,266	2,232	2,126	1,490
Net Investment Income (Loss)	(1,585)	(1,625)	(617)	(1,490)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,929	5,837	-	-
Realized Gain (Loss) on Investments	8,662	16,871	(1,741)	(1,537)
Net Realized Capital Gains (Losses) on Investments	15,591	22,708	(1,741)	(1,537)
Net Change in Unrealized Appreciation (Depreciation)	5,079	(3,076)	8,582	7,485
Net Gain (Loss) on Investment	20,670	19,632	6,841	5,948

Net Increase (Decrease) in Net Assets Resulting from Operations	19,085	18,007	6,224	4,458

Increase (Decrease) in Net Assets from Contract Transactions	(51,449)	(65,918)	(12,372)	2,701

Total Increase (Decrease) in Net Assets	(32,364)	(47,911)	(6,148)	7,159

Net Assets as of December 31, 2024:	$ 99,819	$ 102,180	$ 108,107	$ 87,773

Investment Income:
Reinvested Dividends	1,682	1,027	493	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,789	1,677	2,243	1,660
Net Investment Income (Loss)	(107)	(650)	(1,750)	(1,660)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	43,056	25,157	4,094	3,257
Realized Gain (Loss) on Investments	(21,491)	(3,453)	466	(172)
Net Realized Capital Gains (Losses) on Investments	21,565	21,704	4,560	3,085
Net Change in Unrealized Appreciation (Depreciation)	(11,529)	(11,675)	30,077	11,859
Net Gain (Loss) on Investment	10,036	10,029	34,637	14,944

Net Increase (Decrease) in Net Assets Resulting from Operations	9,929	9,379	32,887	13,284

Increase (Decrease) in Net Assets from Contract Transactions	(64,840)	(81,880)	(3,634)	(2,570)

Total Increase (Decrease) in Net Assets	(54,911)	(72,501)	29,253	10,714

Net Assets as of December 31, 2025:	$ 44,908	$ 29,679	$ 137,360	$ 98,487
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA-8
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA Aegon Bond Initial Class	TA Aegon Sustainable Equity Income Initial Class	TA BlackRock Government Money Market Initial Class	TA Janus Mid-Cap Growth Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 331,920	$ 312,712	$ 700,762	$ 88,663

Investment Income:
Reinvested Dividends	13,820	6,948	35,095	128
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,636	6,306	12,506	1,820
Net Investment Income (Loss)	7,184	642	22,589	(1,692)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	5,710
Realized Gain (Loss) on Investments	(11,980)	1,486	-	506
Net Realized Capital Gains (Losses) on Investments	(11,980)	1,486	-	6,216
Net Change in Unrealized Appreciation (Depreciation)	5,175	42,769	-	6,280
Net Gain (Loss) on Investment	(6,805)	44,255	-	12,496

Net Increase (Decrease) in Net Assets Resulting from Operations	379	44,897	22,589	10,804

Increase (Decrease) in Net Assets from Contract Transactions	(10,212)	(25,540)	(120,677)	1,677

Total Increase (Decrease) in Net Assets	(9,833)	19,357	(98,088)	12,481

Net Assets as of December 31, 2024:	$ 322,087	$ 332,069	$ 602,674	$ 101,144

Investment Income:
Reinvested Dividends	18,869	5,924	24,563	9
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,997	6,447	10,771	1,931
Net Investment Income (Loss)	12,872	(523)	13,792	(1,922)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	3,384	-	11,973
Realized Gain (Loss) on Investments	(18,144)	4,021	-	513
Net Realized Capital Gains (Losses) on Investments	(18,144)	7,405	-	12,486
Net Change in Unrealized Appreciation (Depreciation)	20,087	22,670	-	(4,339)
Net Gain (Loss) on Investment	1,943	30,075	-	8,147

Net Increase (Decrease) in Net Assets Resulting from Operations	14,815	29,552	13,792	6,225

Increase (Decrease) in Net Assets from Contract Transactions	(75,078)	(7,463)	2,739	3,766

Total Increase (Decrease) in Net Assets	(60,263)	22,089	16,531	9,991

Net Assets as of December 31, 2025:	$ 261,824	$ 354,158	$ 619,205	$ 111,135
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA-8
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA JPMorgan Tactical Allocation Initial Class	TA WMC US Growth Initial Class
	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 92,295	$ 4,304,880

Investment Income:
Reinvested Dividends	3,367	486
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,353	86,817
Net Investment Income (Loss)	1,014	(86,331)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	395,464
Realized Gain (Loss) on Investments	(1,722)	447,864
Net Realized Capital Gains (Losses) on Investments	(1,722)	843,328
Net Change in Unrealized Appreciation (Depreciation)	3,894	276,994
Net Gain (Loss) on Investment	2,172	1,120,322

Net Increase (Decrease) in Net Assets Resulting from Operations	3,186	1,033,991

Increase (Decrease) in Net Assets from Contract Transactions	22,515	(1,367,247)

Total Increase (Decrease) in Net Assets	25,701	(333,256)

Net Assets as of December 31, 2024:	$ 117,996	$ 3,971,624

Investment Income:
Reinvested Dividends	4,172	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,396	76,550
Net Investment Income (Loss)	1,776	(76,550)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	639,995
Realized Gain (Loss) on Investments	(2,208)	80,949
Net Realized Capital Gains (Losses) on Investments	(2,208)	720,944
Net Change in Unrealized Appreciation (Depreciation)	8,684	(77,432)
Net Gain (Loss) on Investment	6,476	643,512

Net Increase (Decrease) in Net Assets Resulting from Operations	8,252	566,962

Increase (Decrease) in Net Assets from Contract Transactions	(7,274)	(392,082)

Total Increase (Decrease) in Net Assets	978	174,880

Net Assets as of December 31, 2025:	$ 118,974	$ 4,146,504
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA-8
Notes to Financial Statements
December 31, 2025

1. Organization

Separate Account VA-8 (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of Bermuda.
The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC's other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of TransMark Optimum Choice℠ Variable Annuity.

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares
AB Relative Value Class B Shares	AB Relative Value Portfolio Class B Shares
The Alger Portfolios	The Alger Portfolios
Alger Growth & Income Class I-2 Shares	Alger Growth & Income Portfolio Class I-2 Shares
BNY Mellon Funds	BNY Mellon Funds
BNY Mellon MidCap Stock Initial Shares	BNY Mellon MidCap Stock Portfolio Initial Shares
BNY Mellon Small Cap Initial Shares	BNY Mellon Small Cap Portfolio Initial Shares
BNY Mellon Sustainable U.S. Equity Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Initial Shares
BNY Mellon VIF Appreciation Initial Shares	BNY Mellon VIF Appreciation Portfolio Initial Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Index 500 Service Class 2	Fidelity® VIP Index 500 Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Value Class 2 Shares	Franklin Small Cap Value Fund Class 2 Shares
Franklin Small-Mid Cap Growth Class 2 Shares	Franklin Small-Mid Cap Growth Fund Class 2 Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. High Yield Series I Shares	Invesco V.I. High Yield Fund Series I Shares
Janus Aspen Series	Janus Aspen Series
Janus Henderson - Balanced Service Shares	Janus Henderson - Balanced Portfolio Service Shares
Janus Henderson - Global Research Service Shares	Janus Henderson - Global Research Portfolio Service Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® Growth Initial Class	MFS® Growth Initial Class
MFS® Investors Trust Initial Class	MFS® Investors Trust Initial Class
MFS® Research Initial Class	MFS® Research Initial Class

1. Organization (continued)

Subaccount	Mutual Fund
Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.
MS VIF Emerging Markets Equity Class I Shares	MS VIF Emerging Markets Equity Portfolio Class I Shares
MS VIF Global Strategist Class I Shares	MS VIF Global Strategist Portfolio Class I Shares
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Bond Initial Class	Transamerica Aegon Bond VP Initial Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA JPMorgan Tactical Allocation Initial Class	Transamerica JPMorgan Tactical Allocation VP Initial Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class

The following subaccount name changes were made effective during the fiscal year ended December 31, 2025:
Subaccount	Formerly
BNY Mellon Small Cap Initial Shares	BNY Mellon VIF Opportunistic Small Cap Initial Shares

Transamerica Life Insurance Company
Separate Account VA-8
Notes to Financial Statements
December 31, 2025

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.
Investments
Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2025.
Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.
Dividend Income
Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy
The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.
The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.
Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:
Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a) Quoted prices for similar assets or liabilities in active markets
b) Quoted prices for identical or similar assets or liabilities in non-active markets
c) Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.
All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.
There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2025.

Transamerica Life Insurance Company
Separate Account VA-8
Notes to Financial Statements
December 31, 2025

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2025 were as follows:

Subaccount	Purchases	Sales
AB Large Cap Growth Class B Shares	$34,341	$254,247
AB Relative Value Class B Shares	85,127	111,023
Alger Growth & Income Class I-2 Shares	115,869	286,468
BNY Mellon MidCap Stock Initial Shares	52,826	55,259
BNY Mellon Small Cap Initial Shares	31,030	157,805
BNY Mellon Sustainable U.S. Equity Initial Shares	1,738	485
BNY Mellon VIF Appreciation Initial Shares	55,209	92,347
Fidelity® VIP Contrafund® Service Class 2	69,248	82,649
Fidelity® VIP Equity-Income Service Class 2	5,500	5,030
Fidelity® VIP Index 500 Service Class 2	13,966	114,522
Franklin Small Cap Value Class 2 Shares	32,448	75,068
Franklin Small-Mid Cap Growth Class 2 Shares	32,638	12,062
Invesco V.I. High Yield Series I Shares	62,706	431,563
Janus Henderson - Balanced Service Shares	56,723	212,292
Janus Henderson - Global Research Service Shares	63,303	133,111
MFS® Growth Initial Class	59,992	37,272
MFS® Investors Trust Initial Class	44,745	66,637
MFS® Research Initial Class	26,775	84,112
MS VIF Emerging Markets Equity Class I Shares	4,807	6,096
MS VIF Global Strategist Class I Shares	9,315	10,282
TA Aegon Bond Initial Class	23,667	85,872
TA Aegon Sustainable Equity Income Initial Class	28,666	33,267
TA BlackRock Government Money Market Initial Class	153,465	136,935
TA Janus Mid-Cap Growth Initial Class	16,993	3,175
TA JPMorgan Tactical Allocation Initial Class	6,400	11,895
TA WMC US Growth Initial Class	682,163	510,800

Transamerica Life Insurance Company
Separate Account VA-8
Notes to Financial Statements

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Large Cap Growth Class B Shares	-	(7,614)	(7,614)	-	(7,034)	(7,034)
AB Relative Value Class B Shares	120	(2,610)	(2,490)	97	(7,592)	(7,495)
Alger Growth & Income Class I-2 Shares	447	(8,587)	(8,140)	44	(4,772)	(4,728)
BNY Mellon MidCap Stock Initial Shares	5	(1,136)	(1,131)	5	(377)	(372)
BNY Mellon Small Cap Initial Shares	250	(6,535)	(6,285)	211	(9,098)	(8,887)
BNY Mellon Sustainable U.S. Equity Initial Shares	-	(2)	(2)	-	(9)	(9)
BNY Mellon VIF Appreciation Initial Shares	-	(2,306)	(2,306)	-	(657)	(657)
Fidelity® VIP Contrafund® Service Class 2	14	(1,000)	(986)	6	(1,253)	(1,247)
Fidelity® VIP Equity-Income Service Class 2	-	(97)	(97)	-	(13)	(13)
Fidelity® VIP Index 500 Service Class 2	126	(2,001)	(1,875)	38	(428)	(390)
Franklin Small Cap Value Class 2 Shares	-	(1,751)	(1,751)	-	(123)	(123)
Franklin Small-Mid Cap Growth Class 2 Shares	90	222	312	93	22	115
Invesco V.I. High Yield Series I Shares	469	(22,438)	(21,969)	310	(7,103)	(6,793)
Janus Henderson - Balanced Service Shares	383	(5,320)	(4,937)	120	(8,699)	(8,579)
Janus Henderson - Global Research Service Shares	-	(7,032)	(7,032)	-	(9,659)	(9,659)
MFS® Growth Initial Class	64	(882)	(818)	126	(3,536)	(3,410)
MFS® Investors Trust Initial Class	-	(1,862)	(1,862)	-	(1,718)	(1,718)
MFS® Research Initial Class	1	(2,613)	(2,612)	1	(2,325)	(2,324)
MS VIF Emerging Markets Equity Class I Shares	-	(157)	(157)	-	(698)	(698)
MS VIF Global Strategist Class I Shares	139	(321)	(182)	258	(81)	177
TA Aegon Bond Initial Class	5	(5,444)	(5,439)	5	(603)	(598)
TA Aegon Sustainable Equity Income Initial Class	500	(824)	(324)	92	(1,202)	(1,110)
TA BlackRock Government Money Market Initial Class	559	(263)	296	146	(12,686)	(12,540)
TA Janus Mid-Cap Growth Initial Class	-	116	116	-	53	53
TA JPMorgan Tactical Allocation Initial Class	46	(460)	(414)	23	1,532	1,555
TA WMC US Growth Initial Class	572	(10,087)	(9,515)	280	(36,999)	(36,719)

Transamerica Life Insurance Company
Separate Account VA-8
Notes to Financial Statements

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Large Cap Growth Class B Shares	$-	$(246,153)	$(246,153)	$-	$(220,528)	$(220,528)
AB Relative Value Class B Shares	3,074	(86,306)	(83,232)	3,074	(245,918)	(242,844)
Alger Growth & Income Class I-2 Shares	1,211	(257,745)	(256,534)	1,211	(131,711)	(130,500)
BNY Mellon MidCap Stock Initial Shares	190	(39,098)	(38,908)	190	(14,238)	(14,048)
BNY Mellon Small Cap Initial Shares	3,868	(120,734)	(116,866)	3,868	(167,561)	(163,693)
BNY Mellon Sustainable U.S. Equity Initial Shares	-	(79)	(79)	-	(304)	(304)
BNY Mellon VIF Appreciation Initial Shares	7	(84,003)	(83,996)	7	(22,241)	(22,234)
Fidelity® VIP Contrafund® Service Class 2	425	(73,703)	(73,278)	425	(69,859)	(69,434)
Fidelity® VIP Equity-Income Service Class 2	-	(3,693)	(3,693)	-	(473)	(473)
Fidelity® VIP Index 500 Service Class 2	1,716	(99,995)	(98,279)	1,716	(21,231)	(19,515)
Franklin Small Cap Value Class 2 Shares	3	(64,877)	(64,874)	3	(4,878)	(4,875)
Franklin Small-Mid Cap Growth Class 2 Shares	3,030	6,744	9,774	3,030	(1,941)	1,089
Invesco V.I. High Yield Series I Shares	5,734	(402,356)	(396,622)	5,734	(111,909)	(106,175)
Janus Henderson - Balanced Service Shares	3,641	(183,712)	(180,071)	3,641	(254,262)	(250,621)
Janus Henderson - Global Research Service Shares	-	(119,170)	(119,170)	-	(158,545)	(158,545)
MFS® Growth Initial Class	3,818	(31,700)	(27,882)	3,818	(98,697)	(94,879)
MFS® Investors Trust Initial Class	5	(64,845)	(64,840)	5	(51,454)	(51,449)
MFS® Research Initial Class	18	(81,898)	(81,880)	18	(65,936)	(65,918)
MS VIF Emerging Markets Equity Class I Shares	-	(3,634)	(3,634)	-	(12,372)	(12,372)
MS VIF Global Strategist Class I Shares	3,818	(6,388)	(2,570)	3,818	(1,117)	2,701
TA Aegon Bond Initial Class	68	(75,146)	(75,078)	68	(10,280)	(10,212)
TA Aegon Sustainable Equity Income Initial Class	2,073	(9,536)	(7,463)	2,073	(27,613)	(25,540)
TA BlackRock Government Money Market Initial Class	1,381	1,358	2,739	1,381	(122,058)	(120,677)
TA Janus Mid-Cap Growth Initial Class	-	3,766	3,766	-	1,677	1,677
TA JPMorgan Tactical Allocation Initial Class	393	(7,667)	(7,274)	393	22,122	22,515
TA WMC US Growth Initial Class	10,202	(402,284)	(392,082)	10,202	(1,377,449)	(1,367,247)

Transamerica Life Insurance Company
Separate Account VA-8
Notes to Financial Statements
December 31, 2025

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner's account balance. These charges are discussed in more detail in the individual's policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**			Total Return Corresponding to Lowest to Highest Expense Ratio***
AB Large Cap Growth Class B Shares
	12/31/2025	9,324	$ 38.06	to	$ 34.83	$ 333,349	-%	1.75%	to	2.10%	10.89%	to	10.51%
	12/31/2024	16,938	34.32	to	31.52	545,024	-	1.75	to	2.10	22.77	to	22.34
	12/31/2023	23,972	27.95	to	25.76	637,019	-	1.75	to	2.10	32.46	to	32.00
	12/31/2022	29,724	21.10	to	19.52	603,141	-	1.75	to	2.10	(29.92)	to	(30.17)
	12/31/2021	30,915	30.12	to	27.95	897,708	-	1.75	to	2.10	26.42	to	25.98
AB Relative Value Class B Shares
	12/31/2025	22,250	37.85	to	34.64	806,742	0.87	1.75	to	2.10	8.29	to	7.91
	12/31/2024	24,740	34.95	to	32.10	828,524	1.23	1.75	to	2.10	10.79	to	10.40
	12/31/2023	32,235	31.55	to	29.07	975,086	1.29	1.75	to	2.10	9.79	to	9.41
	12/31/2022	35,905	28.74	to	26.57	992,070	1.10	1.75	to	2.10	(6.07)	to	(6.40)
	12/31/2021	38,305	30.59	to	28.39	1,129,040	0.63	1.75	to	2.10	25.62	to	25.18
Alger Growth & Income Class I-2 Shares
	12/31/2025	22,521	36.79	to	33.67	782,847	1.59	1.75	to	2.10	18.72	to	18.31
	12/31/2024	30,661	30.99	to	28.46	894,871	0.60	1.75	to	2.10	20.52	to	20.10
	12/31/2023	35,389	25.71	to	23.70	861,959	1.38	1.75	to	2.10	21.79	to	21.36
	12/31/2022	47,232	21.11	to	19.52	954,945	1.41	1.75	to	2.10	(16.45)	to	(16.74)
	12/31/2021	52,262	25.27	to	23.45	1,266,463	1.14	1.75	to	2.10	29.38	to	28.93
BNY Mellon MidCap Stock Initial Shares
	12/31/2025	11,491	42.35	to	38.85	464,426	0.71	1.75	to	2.10	8.16	to	7.78
	12/31/2024	12,622	39.15	to	36.05	470,698	0.84	1.75	to	2.10	10.65	to	10.26
	12/31/2023	12,994	35.38	to	32.70	439,481	0.78	1.75	to	2.10	16.27	to	15.86
	12/31/2022	13,029	30.43	to	28.22	379,747	0.79	1.75	to	2.10	(15.57)	to	(15.86)
	12/31/2021	15,050	36.04	to	33.54	523,038	0.65	1.75	to	2.10	23.70	to	23.27
BNY Mellon Small Cap Initial Shares
	12/31/2025	36,647	22.02	to	20.15	759,665	0.70	1.75	to	2.10	9.06	to	8.68
	12/31/2024	42,932	20.19	to	18.54	816,385	0.70	1.75	to	2.10	2.79	to	2.43
	12/31/2023	51,819	19.64	to	18.10	959,384	0.33	1.75	to	2.10	7.39	to	7.02
	12/31/2022	56,342	18.29	to	16.92	974,798	-	1.75	to	2.10	(18.06)	to	(18.35)
	12/31/2021	59,533	22.33	to	20.72	1,261,016	0.11	1.75	to	2.10	14.44	to	14.04
BNY Mellon Sustainable U.S. Equity Initial Shares
	12/31/2025	596	39.33	to	36.08	22,666	0.25	1.75	to	2.10	13.96	to	13.56
	12/31/2024	598	34.51	to	31.77	19,981	0.53	1.75	to	2.10	22.71	to	22.27
	12/31/2023	607	28.12	to	25.99	16,582	0.70	1.75	to	2.10	21.86	to	21.44
	12/31/2022	631	23.08	to	21.40	14,164	0.52	1.75	to	2.10	(24.21)	to	(24.47)
	12/31/2021	626	30.45	to	28.33	18,544	1.08	1.75	to	2.10	24.79	to	24.36

Transamerica Life Insurance Company
Separate Account VA-8
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**			Total Return Corresponding to Lowest to Highest Expense Ratio***
BNY Mellon VIF Appreciation Initial Shares
	12/31/2025	7,894	$ 38.79	to	$ 35.50	$ 286,105	0.38%	1.75%	to	2.10%	8.16%	to	7.79%
	12/31/2024	10,200	35.86	to	32.94	345,364	0.42	1.75	to	2.10	10.83	to	10.44
	12/31/2023	10,857	32.36	to	29.82	333,147	0.72	1.75	to	2.10	18.88	to	18.46
	12/31/2022	11,906	27.22	to	25.17	307,730	0.66	1.75	to	2.10	(19.48)	to	(19.77)
	12/31/2021	13,262	33.81	to	31.37	426,661	0.44	1.75	to	2.10	24.93	to	24.49
Fidelity® VIP Contrafund® Service Class 2
	12/31/2025	5,312	82.92	to	76.33	425,722	-	1.75	to	2.10	19.09	to	18.68
	12/31/2024	6,298	69.63	to	64.32	421,603	0.03	1.75	to	2.10	31.12	to	30.66
	12/31/2023	7,545	53.10	to	49.23	385,068	0.19	1.75	to	2.10	30.82	to	30.36
	12/31/2022	15,593	40.59	to	37.76	599,957	0.27	1.75	to	2.10	(27.76)	to	(28.01)
	12/31/2021	13,214	56.19	to	52.46	707,938	0.03	1.75	to	2.10	25.30	to	24.86
Fidelity® VIP Equity-Income Service Class 2
	12/31/2025	1,985	39.82	to	36.66	77,821	1.65	1.75	to	2.10	16.69	to	16.28
	12/31/2024	2,082	34.13	to	31.52	70,061	1.63	1.75	to	2.10	13.05	to	12.65
	12/31/2023	2,095	30.19	to	27.98	62,410	1.77	1.75	to	2.10	8.47	to	8.09
	12/31/2022	2,114	27.83	to	25.89	58,103	1.54	1.75	to	2.10	(7.01)	to	(7.33)
	12/31/2021	3,255	29.93	to	27.94	96,614	1.68	1.75	to	2.10	22.45	to	22.02
Fidelity® VIP Index 500 Service Class 2
	12/31/2025	7,818	60.86	to	56.02	456,054	0.88	1.75	to	2.10	15.45	to	15.04
	12/31/2024	9,693	52.71	to	48.69	491,262	1.06	1.75	to	2.10	22.41	to	21.98
	12/31/2023	10,083	43.06	to	39.92	418,759	1.30	1.75	to	2.10	23.70	to	23.27
	12/31/2022	9,257	34.81	to	32.38	314,794	1.05	1.75	to	2.10	(19.83)	to	(20.11)
	12/31/2021	12,114	43.42	to	40.54	517,007	1.04	1.75	to	2.10	26.03	to	25.59
Franklin Small Cap Value Class 2 Shares
	12/31/2025	6,258	43.93	to	40.44	266,729	1.10	1.75	to	2.10	5.79	to	5.42
	12/31/2024	8,009	41.53	to	38.36	319,854	0.93	1.75	to	2.10	9.75	to	9.37
	12/31/2023	8,132	37.84	to	35.08	296,116	0.50	1.75	to	2.10	10.79	to	10.41
	12/31/2022	13,734	34.15	to	31.77	446,711	0.95	1.75	to	2.10	(11.62)	to	(11.93)
	12/31/2021	17,155	38.65	to	36.07	632,574	1.04	1.75	to	2.10	23.19	to	22.76
Franklin Small-Mid Cap Growth Class 2 Shares
	12/31/2025	8,946	35.46	to	32.53	300,493	-	1.75	to	2.10	0.74	to	0.39
	12/31/2024	8,634	35.20	to	32.41	288,531	-	1.75	to	2.10	9.09	to	8.71
	12/31/2023	8,519	32.26	to	29.81	261,478	-	1.75	to	2.10	24.55	to	24.11
	12/31/2022	9,823	25.91	to	24.02	242,534	-	1.75	to	2.10	(34.84)	to	(35.07)
	12/31/2021	9,073	39.76	to	36.99	344,676	-	1.75	to	2.10	8.10	to	7.73

Transamerica Life Insurance Company
Separate Account VA-8
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**			Total Return Corresponding to Lowest to Highest Expense Ratio***
Invesco V.I. High Yield Series I Shares
	12/31/2025	31,612	$ 20.18	to	$ 18.46	$ 595,555	6.23%	1.75%	to	2.10%	4.87%	to	4.51%
	12/31/2024	53,581	19.24	to	17.67	961,406	5.89	1.75	to	2.10	5.85	to	5.47
	12/31/2023	60,374	18.17	to	16.75	1,025,366	5.48	1.75	to	2.10	8.27	to	7.89
	12/31/2022	54,088	16.79	to	15.52	853,627	5.19	1.75	to	2.10	(11.12)	to	(11.43)
	12/31/2021	44,358	18.89	to	17.53	793,292	5.01	1.75	to	2.10	2.57	to	2.21
Janus Henderson - Balanced Service Shares
	12/31/2025	21,027	38.25	to	35.00	766,144	1.71	1.75	to	2.10	12.83	to	12.44
	12/31/2024	25,964	33.90	to	31.13	845,409	1.71	1.75	to	2.10	13.13	to	12.74
	12/31/2023	34,543	29.96	to	27.61	990,644	1.70	1.75	to	2.10	13.14	to	12.75
	12/31/2022	43,413	26.48	to	24.49	1,103,943	1.12	1.75	to	2.10	(18.06)	to	(18.35)
	12/31/2021	44,722	32.32	to	29.99	1,391,458	0.87	1.75	to	2.10	14.88	to	14.48
Janus Henderson - Global Research Service Shares
	12/31/2025	35,951	21.09	to	19.29	716,761	0.57	1.75	to	2.10	18.51	to	18.10
	12/31/2024	42,983	17.79	to	16.34	721,416	0.59	1.75	to	2.10	21.11	to	20.68
	12/31/2023	52,642	14.69	to	13.54	732,575	0.77	1.75	to	2.10	24.28	to	23.85
	12/31/2022	59,163	11.82	to	10.93	665,752	1.48	1.75	to	2.10	(21.00)	to	(21.28)
	12/31/2021	61,613	14.96	to	13.89	879,553	0.36	1.75	to	2.10	15.75	to	15.35
MFS® Growth Initial Class
	12/31/2025	8,458	37.15	to	33.99	312,122	-	1.75	to	2.10	10.25	to	9.87
	12/31/2024	9,276	33.69	to	30.94	309,424	-	1.75	to	2.10	29.17	to	28.71
	12/31/2023	12,686	26.08	to	24.04	328,526	-	1.75	to	2.10	33.52	to	33.05
	12/31/2022	15,968	19.54	to	18.07	310,208	-	1.75	to	2.10	(32.82)	to	(33.05)
	12/31/2021	15,948	29.08	to	26.99	461,115	-	1.75	to	2.10	21.39	to	20.97
MFS® Investors Trust Initial Class
	12/31/2025	1,247	38.81	to	35.51	44,908	1.96	1.75	to	2.10	11.60	to	11.21
	12/31/2024	3,109	34.78	to	31.93	99,819	0.63	1.75	to	2.10	17.43	to	17.02
	12/31/2023	4,827	29.61	to	27.29	132,183	0.81	1.75	to	2.10	16.92	to	16.51
	12/31/2022	2,899	25.33	to	23.42	68,287	0.68	1.75	to	2.10	(17.94)	to	(18.22)
	12/31/2021	2,824	30.86	to	28.64	81,339	0.64	1.75	to	2.10	24.61	to	24.18
MFS® Research Initial Class
	12/31/2025	864	34.86	to	31.90	29,679	1.23	1.75	to	2.10	10.89	to	10.51
	12/31/2024	3,476	31.44	to	28.87	102,180	0.55	1.75	to	2.10	16.79	to	16.38
	12/31/2023	5,800	26.92	to	24.80	150,091	0.58	1.75	to	2.10	20.30	to	19.88
	12/31/2022	7,577	22.37	to	20.69	169,239	0.49	1.75	to	2.10	(18.64)	to	(18.93)
	12/31/2021	7,895	27.50	to	25.52	216,776	0.54	1.75	to	2.10	22.64	to	22.21
MS VIF Emerging Markets Equity Class I Shares
	12/31/2025	5,405	26.07	to	23.85	137,360	0.41	1.75	to	2.10	30.66	to	30.20
	12/31/2024	5,562	19.95	to	18.32	108,107	1.33	1.75	to	2.10	5.93	to	5.56
	12/31/2023	6,260	18.83	to	17.36	114,255	1.59	1.75	to	2.10	10.04	to	9.65
	12/31/2022	7,929	17.12	to	15.83	130,402	0.43	1.75	to	2.10	(26.38)	to	(26.64)
	12/31/2021	8,121	23.25	to	21.58	181,464	0.81	1.75	to	2.10	1.20	to	0.85

Transamerica Life Insurance Company
Separate Account VA-8
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**			Total Return Corresponding to Lowest to Highest Expense Ratio***
MS VIF Global Strategist Class I Shares
	12/31/2025	5,689	$ 17.31	to	$ 15.84	$ 98,487	-%	1.75%	to	2.10%	15.37%	to	14.97%
	12/31/2024	5,871	15.01	to	13.78	87,773	-	1.75	to	2.10	5.59	to	5.22
	12/31/2023	5,694	14.21	to	13.10	80,614	1.63	1.75	to	2.10	12.10	to	11.71
	12/31/2022	6,485	12.68	to	11.72	81,965	-	1.75	to	2.10	(18.38)	to	(18.67)
	12/31/2021	6,488	15.53	to	14.41	100,490	1.80	1.75	to	2.10	6.49	to	6.12
TA Aegon Bond Initial Class
	12/31/2025	19,005	14.56	to	13.45	261,824	6.25	1.75	to	2.10	5.27	to	4.90
	12/31/2024	24,444	13.83	to	12.82	322,087	4.11	1.75	to	2.10	0.35	to	(0.00)
	12/31/2023	25,042	13.78	to	12.82	331,920	0.94	1.75	to	2.10	4.61	to	4.24
	12/31/2022	27,191	13.18	to	12.30	345,273	2.63	1.75	to	2.10	(16.31)	to	(16.61)
	12/31/2021	31,958	15.75	to	14.75	484,422	1.53	1.75	to	2.10	(2.59)	to	(2.93)
TA Aegon Sustainable Equity Income Initial Class
	12/31/2025	13,684	26.74	to	24.62	354,158	1.73	1.75	to	2.10	9.33	to	8.95
	12/31/2024	14,008	24.46	to	22.59	332,069	2.09	1.75	to	2.10	14.88	to	14.48
	12/31/2023	15,118	21.29	to	19.74	312,712	2.11	1.75	to	2.10	4.44	to	4.08
	12/31/2022	23,759	20.39	to	18.96	464,712	1.98	1.75	to	2.10	(13.16)	to	(13.46)
	12/31/2021	31,722	23.47	to	21.91	724,033	2.13	1.75	to	2.10	20.30	to	19.88
TA BlackRock Government Money Market Initial Class
	12/31/2025	62,998	9.83	to	9.83	619,205	3.99	1.75	to	2.10	2.26	to	2.26
	12/31/2024	62,702	9.61	to	9.61	602,674	4.97	1.75	to	2.10	3.20	to	3.20
	12/31/2023	75,242	9.31	to	9.31	700,762	4.78	1.75	to	2.10	3.05	to	3.05
	12/31/2022	63,053	9.04	to	9.04	569,867	1.22	1.75	to	2.10	(0.35)	to	(0.35)
	12/31/2021	105,675	9.07	to	9.07	958,434	-	1.75	to	2.10	(1.73)	to	(1.73)
TA Janus Mid-Cap Growth Initial Class
	12/31/2025	3,499	32.73	to	30.03	111,135	0.01	1.75	to	2.10	6.24	to	5.86
	12/31/2024	3,383	30.81	to	28.37	101,144	0.13	1.75	to	2.10	12.39	to	11.99
	12/31/2023	3,330	27.42	to	25.33	88,663	-	1.75	to	2.10	15.02	to	14.62
	12/31/2022	3,206	23.84	to	22.10	74,269	-	1.75	to	2.10	(18.16)	to	(18.44)
	12/31/2021	3,392	29.13	to	27.10	96,206	0.24	1.75	to	2.10	15.26	to	14.86
TA JPMorgan Tactical Allocation Initial Class
	12/31/2025	7,105	17.73	to	16.32	118,974	3.45	1.75	to	2.10	7.20	to	6.83
	12/31/2024	7,519	16.54	to	15.28	117,996	2.84	1.75	to	2.10	2.44	to	2.08
	12/31/2023	5,964	16.14	to	14.96	92,295	2.09	1.75	to	2.10	7.02	to	6.65
	12/31/2022	7,959	15.09	to	14.03	114,769	1.42	1.75	to	2.10	(16.28)	to	(16.57)
	12/31/2021	20,859	18.02	to	16.82	366,212	1.90	1.75	to	2.10	3.09	to	2.73
TA WMC US Growth Initial Class
	12/31/2025	88,612	49.10	to	44.93	4,146,504	-	1.75	to	2.10	15.72	to	15.31
	12/31/2024	98,127	42.43	to	38.96	3,971,624	0.01	1.75	to	2.10	26.74	to	26.29
	12/31/2023	134,846	33.48	to	30.85	4,304,880	0.04	1.75	to	2.10	39.63	to	39.14
	12/31/2022	166,930	23.98	to	22.17	3,818,610	-	1.75	to	2.10	(32.54)	to	(32.77)
	12/31/2021	169,960	35.54	to	32.98	5,787,444	0.08	1.75	to	2.10	18.57	to	18.16

Transamerica Life Insurance Company
Separate Account VA-8
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

See Footnote 1(1)

*These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.
***These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company
Separate Account VA-8
Notes to Financial Statements
December 31, 2025

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.60% to 1.95% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.
7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company
Separate Account VA-8
Notes to Financial Statements
December 31, 2025

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TLIC's products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon Ltd. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.
Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Life Insurance Company
Separate Account VA-8
Notes to Financial Statements
December 31, 2025

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2025 and for the year ended December 31, 2025 and December 31, 2024.